Label	Element	Value
AB Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to maximize total return through current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These amounts are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in investment grade fixed-income securities of corporate issuers. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest. The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. These investments may include, in each case, developed and emerging market debt securities. The Fund may invest in debt securities of any maturity or duration.
The Adviser employs a systematic investment process using a dynamic multifactor approach. This approach, which is implemented by the Adviser through its proprietary research, investment and trading models and algorithms, considers a number of factors in seeking to generate alpha through a bottom‑up security selection process. The factors that the Adviser considers in this regard fall into six broad proprietary categories—value, momentum, size, quality, carry, and volatility—with each category containing multiple factors. In making investment assessments, the Adviser considers a total factor score for each security and constructs a portfolio of securities taking into account other portfolio constraints and risks. This process also takes into account a security’s credit quality and sensitivity to interest rates.
The Fund may invest up to 10% of its net assets in debt securities rated below investment grade (“junk bonds”).
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use interest rate futures contracts or swaps to manage the Fund’s average duration. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure significantly in excess of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
AB Corporate Bond ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Fund.
AB Corporate Bond ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Market Risk: The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

AB Corporate Bond ETF | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

AB Corporate Bond ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

AB Corporate Bond ETF | Duration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

AB Corporate Bond ETF | Below Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

AB Corporate Bond ETF | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

AB Corporate Bond ETF | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Leverage Risk: To the extent the Fund uses leveraging techniques, such as derivatives, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

AB Corporate Bond ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Derivatives Risk: Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

AB Corporate Bond ETF | Illiquid Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

AB Corporate Bond ETF | Cash Transactions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Cash Transactions Risk: The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in‑kind securities. As a result, an investment in the Fund may be less tax‑efficient than an investment in an ETF that effectuates its Creation Units only on an in‑kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in‑kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in‑kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in‑kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

AB Corporate Bond ETF | ETF Share Price and Net Asset Value Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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ETF Share Price and Net Asset Value Risk: The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (“Nasdaq” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

AB Corporate Bond ETF | Authorized Participant Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Authorized Participant Risk: Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV, or the Fund could face trading halts or de‑listing.

AB Corporate Bond ETF | Active Trading Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Active Trading Market Risk: There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

AB Corporate Bond ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Management Risk: The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Many of these techniques incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

AB Corporate Bond ETF | Foreign Non US Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Foreign (Non‑U.S.) Investments Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

AB Corporate Bond ETF | AB Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 31
After 3 Years	rr_ExpenseExampleYear03	$ 97

[1]
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non‑operating expenses, including brokerage commissions.

[2]	These amounts are estimated for the current fiscal year.